INVESTMENT IN JOINT VENTURE (Details 2) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Carrying amount of the investment	$ 56,763,061	$ 25,660,842
Pure Sunfarms
Disclosure of joint ventures [line items]
Total net assets of Pure Sunfarms	106,951,109	45,523,468
50% ownership interest held by the Company	53,475,554	22,761,734
2018 cumulative adjustments carried forward	2,669,470	0
Fair value adjustment recognized during the three month period	503,225	3,964,388
Elimination of transactions with the Company during the three month period	(404,827)	(1,294,919)
Transaction costs	290,000	229,639
Carrying amount of the investment	$ 56,763,061	$ 25,660,842